Shareholder Report, Holdings (Details) - C000228810	Dec. 31, 2024
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Government
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Financial
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Asset-Backed Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.00%
U.S. Treasury Government Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Corporate Bonds Asset Type
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Commercial Paper Asset Type
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Investment Companies Asset Type
Holdings [Line Items]
Percent of Net Asset Value	52.70%